Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 13, 2023	Feb. 08, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Mar. 27, 2023	Feb. 03, 2023	Dec. 31, 2022	Nov. 09, 2022
Warrants
Number of shares issuable by warrant (in shares)		985,278					985,278		10,000,000	985,278	316,250
Exercise of warrants (in shares)		594,309		594,309			691,453
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 9.91					$ 4.56			$ 3.36	$ 0.01
Fair value of shares		$ 5,890
Warrants outstanding (in shares)		12,574,200
Minimum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 3.36								$ 3.36
Maximum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		4.56					$ 4.56
AM SAFE Warrant
Warrants
Number of shares issuable by warrant (in shares)			300,000	300,000	300,000	300,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Fair value of shares			$ 1,800	$ 1,800	$ 1,800	$ 1,800
Shortfall Warrants
Warrants
Number of shares issuable by warrant (in shares)									4,083,486
Fair value of shares	$ 3,063		3,063		$ 3,063			$ 5,104
Price of warrant (in usd per warrant)								$ 10.00
Financial Instruments Subject to Mandatory Redemption, Reclassification Gain	$ 2,042		$ 2,042
Shortfall Warrants | ACM
Warrants
Warrants issued (in shares)								2,073,486
Shortfall Warrants | Vellar Opportunity Fund SPV LLC - Series 10
Warrants
Warrants issued (in shares)								2,010,000
Public Warrants and Private Placement Warrants
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 11.50	$ 11.50	$ 11.50	$ 11.50
Price of warrant (in usd per warrant)			$ 11.50	$ 11.50	$ 11.50	$ 11.50
Threshold period days after the completion of the initial Business Combination for exercise of warrants				30 days	30 days	30 days
Threshold period for filling registration statement after business combination				5 years	5 years	5 years
Public Warrants and Private Placement Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Redemption price per public warrant (in dollars per share)				$ 0.01	$ 0.01	$ 0.01
Redemption period				30 days	30 days	30 days
Trigger price (usd per share)				$ 18.00	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants				20 days	20 days	20 days
Minimum threshold written notice period for redemption of public warrants				30 days	30 days	30 days
Public warrants
Warrants
Warrants outstanding (in shares)		7,499,924	7,499,924	7,499,924	7,499,924	7,499,924
Private placement warrants
Warrants
Warrants outstanding (in shares)		4,774,276	4,774,276	4,774,276	4,774,276	4,774,276